Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in associates and joint ventures
Equity of the joint venture	$ 5,585	$ 6,073
Interligao Eltrica do Madeira
Investments in associates and joint ventures
Equity of the joint venture	$ 3,071	$ 3,119
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 1,566	$ 1,591
Carrying amount of the investment	1,566	1,591
Transmissora Aliana de Energia Eltrica
Investments in associates and joint ventures
Equity of the joint venture	$ 5,196	$ 4,943
% of Ecopetrol's ownership	14.88%	14.88%
Ecopetrol's ownership	$ 773	$ 735
Additional value of the investment	119	143
Carrying amount of the investment	892	878
Equion Energa Limited
Investments in associates and joint ventures
Equity of the joint venture	$ 1,389	$ 1,597
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 709	$ 814
Additional value of the investment	383	376
Impairment	(393)	(393)
Unrealized gain	(15)	(12)
Carrying amount of the investment	$ 684	$ 785